Public Offerings and Private Placements	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Public Offerings and Private Placements
Public Offerings and Private Placements
The following table summarizes the issuances of common shares over the three years ended December 31, 2018:

Date	Number of Common Stock Issued		Offering Price (Per Share)	Gross Proceeds	Net Proceeds	Teekay's Ownership After the Offering	Use of Proceeds
Continuous offering program during 2016	3,020,000	(1)	$2.38 - $2.75	7,747	7,558	(1)	General corporate purposes
January 2017	2,155,172	(2)	$2.32	5,000	5,000	25.7%	General corporate purposes
May 2017	13,775,224	(3)	$1.88	25,897	25,897	31.4%	Acquisition of controlling interest in TTOL
November 2017	88,977,544	(4)	$1.70	151,262	151,262	24.1%	TIL Merger
Continuous offering program during 2017	3,800,000	(5)	$2.26 - $2.41	8,826	8,521	(5)	General corporate purposes

(1)
In December 2016, the Company re-opened its $80.0 million continuous offering program (or COP). The portion of the Company's voting power and ownership held by Teekay at December 31, 2016 was 52.9% and 25.4%, respectively.

(2)
Represents Class A common shares issued in a private placement to Teekay. The gross proceeds were used for general corporate purposes, including to strengthen the Company's liquidity position and to delever its balance sheet.

(3)
Represents Class B common shares issued to Teekay as consideration for the Company's acquisition of the remaining 50% interest in TTOL, which shares had an approximate value of $25.9 million, or $1.88 per share, on the closing date of the transaction (notes 4 and 7).

(4)
Represents Class A common shares issued to the shareholders of TIL as consideration for the Company's acquisition of the remaining 88.7% interest in TIL. The shares had an approximate value of $151.3 million, or $1.70 per share, on the closing date of the transaction (notes 7 and 23).

(5)	In January 2017, the Company re-opened its $80.0 million COP. The portion of the Company's voting power and ownership held by Teekay at December 31, 2017 was 54.1% and 28.8% respectively.